SENIOR TERM LOAN	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
SENIOR TERM LOAN

10.	SENIOR TERM LOAN

On December 30, 2020, the Company, together with Airspan IP Holdco LLC, Airspan Networks (SG) Inc., Mimosa Networks, Inc., Mimosa Networks International, LLC, Airspan Communications Limited, Airspan Networks LTD, and Airspan Japan K.K. as guarantors, (collectively the “Loan Parties”), together with the other parties thereto, entered into the Assignment Agreement, the Resignation and Assignment Agreement, and the Reaffirmation and Omnibus Amendment, the result of which was the amendment and restatement of the terms of the PWB Facility under the Fortress Credit Agreement with the new lenders as the lenders thereunder. Fortress in its capacity became the administrative agent, collateral agent and trustee for the lenders and other secured parties.

The Fortress Credit Agreement initial term loan (“Tranche 1”) total commitment of $34.0 million and a term loan (“PIK” or “Paid in Kind”) commitment of $10.0 million (“Tranche 2”) were both funded to the Company on December 30, 2020. Pursuant to the Fortress Credit Agreement, the Company may expand the term loan commitment by $20.0 million subject to the terms and conditions of the agreement. The maturity date of the total loan commitment is December 30, 2024. The Fortress Credit Agreement contains a prepayment premium of 5.0% if the prepayment occurs during the period from December 30, 2021 through December 29, 2022, and 3.0% if the prepayment occurs during the period from December 30, 2022 through December 29, 2023. The Fortress Credit Agreement also contains a prohibition on prepayment during the period from December 30, 2020 through December 29, 2021 and a related fee in the amount of the make-whole amount of interest that would have been payable had such prepayment not been made.

To secure its obligations under the Fortress Credit Agreement, Fortress was assigned PWB’s security interest under the PWB Facility and the Company granted Fortress as security for the obligations a security interest in (a) all of the real, personal and mixed property in which liens are granted or purported to be granted pursuant to any of the collateral documents as security for the obligations (b) all products, proceeds, rents and profits of such property, (c) all of each loan party’s book and records (d) all of the foregoing whether now owned or existing, in each case excluding certain excluded assets.

The Fortress Agreement contains representations and warranties, events of default and affirmative and negative covenants, which include, among other things, certain restrictions on the ability to pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets, consummate business combinations (except for permitted investment, as defined in the Fortress Credit Agreement), and make distributions. In addition, financial covenants apply, including, (a) minimum liquidity of $4.0 million as of December 31, 2020 and $5.0 million thereafter, (b) minimum last twelve-month revenue and (c) minimum last twelve-month Earnings before Interest, Taxes, Depreciation, and Amortization (“EBITDA”). Revenue and EBITDA financial covenants which are tested quarterly. As of December 31, 2020, the Company was in compliance with all applicable covenants.

In connection with the Fortress Credit Agreement, the Company granted Fortress entities party to the Fortress Credit Agreement a warrant to purchase 55,284 shares of the Company’s Series H Senior Convertible Preferred Stock at a purchase price of $61.50. See Note 14 for additional information about the Series H Senior Convertible Preferred Stock. These warrants were recorded at fair value and recorded as a discount to the debt and will be amortized over the term of the debt instrument.

The interest rate for Tranche 1 is based on the level of the Company’s Net EBITDA Leverage Ratio. The initial applicable rate for Tranche 1 is set at Level V (see table below). After the initial applicable rate period, the relevant rate is as follows for Tranche 1:

Level	Net EBITDA Leverage Ratio	Base Rate Loan	LIBOR Loan
Level I	Less than or equal to 2.00:1.00	The applicable rate is the Base Rate plus 6.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 0.50%	The applicable rate is LIBOR plus 7.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 1.50%

Level II	Less than or equal to 3.00:1.00 but greater than 2.00:1.00	The applicable rate is the Base Rate plus 7.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 1.50%	The applicable rate is LIBOR plus 8.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 2.50%

Level III	Less than or equal to 4.00:1.00 but greater than 3.00:1.00	The applicable rate is the Base Rate plus 8.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 2.50%	The applicable rate is LIBOR plus 9.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 3.50%

Level IV	Less than or equal to 5.00:1.00 but greater than 4.00:1.00	The applicable rate is the Base Rate plus 9.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 3.50%	The applicable rate is LIBOR plus 10.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 4.50%

Level V	Greater than 5.00:1.00	The applicable rate is the Base Rate plus 10.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 4.50%	The applicable rate is LIBOR plus 11.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 5.50%

Interest with respect to Tranche 1 is payable monthly in accordance with the Cash Component/PIK Component split described in the foregoing table.

With respect to Tranche 2, the relevant applicable rate is five percent (5.00%) and is payable monthly as interest paid in kind.

Airspan [Member]
Entity Listings [Line Items]
SENIOR TERM LOAN

8.	SENIOR TERM LOAN

On December 30, 2020, the Company, together with Airspan IP Holdco LLC, Airspan Networks (SG) Inc., Mimosa Networks, Inc., Mimosa Networks International, LLC, Airspan Communications Limited, Airspan Networks LTD, and Airspan Japan K.K. as guarantors, (collectively the “Loan Parties”), together with the other parties thereto, entered into the Assignment Agreement, the Resignation and Assignment Agreement, and the Reaffirmation and Omnibus Amendment, the result of which was the amendment and restatement of the terms of the PWB Facility under the Fortress Credit Agreement with the new lenders as the lenders thereunder. Fortress in its capacity became the administrative agent, collateral agent and trustee for the lenders and other secured parties.

The Fortress Credit Agreement initial term loan total commitment of $34.0 million and a term loan commitment of $10.0 million were both funded to the Company on December 30, 2020. Pursuant to the Fortress Credit Agreement, the Company may expand the term loan commitment by $20.0 million subject to the terms and conditions of the agreement. The maturity date of the total loan commitment is December 30, 2024. The Fortress Credit Agreement contains a prepayment premium of 5.0% if the prepayment occurs during the period from December 30, 2021 through December 29, 2022, and 3.0% if the prepayment occurs during the period from December 30, 2022 through December 29, 2023. The Fortress Credit Agreement also contains a prohibition on prepayment during the period from December 30, 2020 through December 29, 2021. Subsequent to December 29, 2021, the Company may prepay this loan but will incur a related fee in the amount of a make-whole amount of interest that would have been payable had such prepayment not been made.

As of June 30, 2021, the Company was in compliance with all applicable covenants under the Fortress Credit Agreement.

The Company had a senior term loan outstanding of $44.0 million, plus $1.2 million and $25.0 thousand of accrued interest as of June 30, 2021 and December 31, 2020, respectively.